1933 Act Registration No. 333-07463
1940 Act Registration No. 811-07687
As filed with the Securities and Exchange Commission on December 13, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 31	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31	☑

FIRST AMERICAN STRATEGY FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)
(612) 303-7557
(Registrant’s Telephone Number, including Area Code)
Michael W. Kremenak
U.S. Bancorp Center
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐     immediately upon filing pursuant to paragraph (b) of Rule 485.
☑     on January 1, 2011 pursuant to paragraph (b) of Rule 485.
☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐     on (date) pursuant to paragraph (a)(1) of Rule 485.
☐     75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐     on (date) pursuant to paragraph (a)(2) of Rule 485.

Contents of Post-Effective Amendment No. 31
     This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:
     The Facing Sheet
     The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 30 under the Securities Act of 1933, as it relates to the Strategy Aggressive Growth Allocation Fund, Strategy Growth Allocation Fund, Strategy Balanced Allocation Fund and Strategy Conservative Allocation Fund, until January 1, 2011. Parts A and B of the Registrant’s Post-Effective Amendment No. 30, as it relates to the Strategy Aggressive Growth Allocation Fund, Strategy Growth Allocation Fund, Strategy Balanced Allocation Fund and Strategy Conservative Allocation Fund, filed on October 15, 2010, are incorporated by reference herein.
     Part C — Other Information
     Signatures
     Index to Exhibits
     Exhibits

FIRST AMERICAN STRATEGY FUNDS, INC.
PART C — OTHER INFORMATION
ITEM 23. EXHIBITS

(a)(1)	Amended and Restated Articles of Incorporation, as executed on June 19, 1996 (Incorporated by reference to Exhibit (1) to initial filing, filed on July 2, 1996 (File Nos. 333-07463 and 811-07687)).

(a)(2)	Certificate of Designation designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 9, filed on June 27, 2001 (File Nos. 333-07463 and 811-07687)).

(a)(3)	Articles of Amendment to Articles of Incorporation relating to sale of Global Growth Allocation Fund to Aggressive Allocation Fund dated May 14, 2002 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 21, filed on January 31, 2005 (File Nos. 333-07463 and 811-07687)).

(a)(4)	Articles of Amendment to Articles of Incorporation relating to the reorganization of Income Builder Fund into Strategy Conservative Allocation Fund (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 29, filed on December 11, 2009 (File Nos. 333-07463 and 811-07687)).

(b)	Bylaws of Registrant, as amended (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 28, filed on December 10, 2008 (File Nos. 333-07463 and 811-07687)).

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and First Bank National Association dated October 1, 1996 (Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 20, filed on December 2, 2004 (File Nos. 333-07463, 811-07687)).

(d)(2)	Exhibit A to Investment Advisory Agreement effective December 10, 2008 (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 28, filed on December 10, 2008 (File Nos. 333-07463 and 811-07687)).

(d)(3)	Assignment and Assumption Agreement dated May 2, 2001, assigning Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 20, filed on December 2, 2004 (File Nos. 333-07463, 811-07687)).

(d)(4)	Amendment to Investment Advisory Agreement, dated as of June 21, 2005, permitting Registrant to purchase securities from Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(d)(5)	Expense Limitation Agreement dated December 11, 2009 (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 29, filed on December 11, 2009 (File Nos. 333-07463 and 811-07687)).

(e)(1)	Distribution Agreement between Registrant and Quasar Distributors, LLC, effective July 1, 2007 (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 27, filed on December 20, 2007 (File Nos. 333-07463 and 811-07687)).

(e)(2)	Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 30, filed on October 15, 2010 (File Nos. 333-07463 and 811-07687)).

(f)(1)	Deferred Compensation Plan for Directors Trust Agreement effective January 1, 2000, as amended December 2008 (Incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 29, filed on December 11, 2009 (File Nos. 333-07463 and 811-07687)).

(f)(2)	Deferred Compensation Plan for Directors Trust Agreement, Amended Summary of Terms as amended December 2008 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 29, filed on December 11, 2009 (File Nos. 333-07463 and 811-07687)).

(g)(1)	Custodian Agreement between the Registrant and First Trust National Association dated October 1, 1996 (Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 20, filed on December 2, 2004 (File Nos. 333-07463, 811-07687)).

(g)(2)	Assignment of Custodian Agreement and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 4, filed on December 2, 1998 (File Nos. 333-07463, 811-07687)).

(g)(3)	Supplement to Custodian Agreement between Registrant and U.S. Bank National Association dated December 8, 1999 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 20, filed on December 2, 2004 (File Nos. 333-07463, 811-07687)).

(g)(4)	Amendment and Restatement of Compensation Agreement and Amendment to Custodian Agreement, dated as of July 1, 2005, between Registrant and U.S. Bank National Association relating to compensation paid to custodian and transfer taxes and other disbursements (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(h)(1)	Administration Agreement, dated as of July 1, 2006, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 25, filed October 20, 2006 (File Nos. 333-07463 and 811-07687)).

(h)(2)	Schedule A to Administration Agreement, effective October 1, 2006 (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 26, filed December 20, 2006 (File Nos. 333-07463 and 811-07687)).

(h)(3)	Sub-Administration Agreement, effective as of July 1, 2005, by and between FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc.) and U.S. Bancorp Fund Services, LLC (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(h)(4)	Transfer Agent and Shareholder Servicing Agreement, dated as of September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and FAF Advisors, Inc. (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 27, filed on December 20, 2007 (File Nos. 333-07463 and 811-07687)).

(h)(5)	Fee Schedule to Transfer Agent and Shareholder Servicing Agreement, effective July 1, 2010 (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 30, filed on October 15, 2010 (File Nos. 333-07463 and 811-07687)).

(i)	Opinion and Consent of Dorsey & Whitney LLP (Incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 30, filed on October 15, 2010 (File Nos. 333-07463 and 811-07687)).

(j)	Consent of Ernst & Young LLP.**

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended and Restated Distribution and Service Plan effective September 19, 2006 for Class A, Class B, Class C, and Class R shares (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 27, filed on December 20, 2007 (File Nos. 333-07463 and 811-07687)).

(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 effective July 1, 2010 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 30, filed on October 15, 2010 (File Nos. 333-07463 and 811-07687)).

(o)	Reserved.

(p)(1)	First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 29, filed on December 11, 2009 (File Nos. 333-07463 and 811-07687)).

(p)(2)	FAF Advisors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 30, filed on October 15, 2010 (File Nos. 333-07463 and 811-07687)).

(p)(3)	Quasar Distributors, LLC, Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 28, filed on December 10, 2008 (File Nos. 333-07463 and 811-07687)).

(q)	Power of Attorney dated February 18, 2009 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 29, filed on December 11, 2009 (File Nos. 333-07463 and 811-07687)).

**	To be filed by subsequent amendment.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
Not applicable.
ITEM 25. INDEMNIFICATION

     The Registrant’s Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys’ fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors’ conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
     Information on the business of the Registrant’s investment adviser, FAF Advisors, Inc. (the “Manager”), is described in the section of each series’ Statement of Additional Information, filed as part of this Registration Statement, entitled “Investment Advisory and Other Services.” The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.
     Thomas S. Schreier, Jr., Chief Executive Officer and chair of Board of Directors, FAF Advisors, Inc. (“FAF Advisors”), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. (“FAIF”), First American Funds, Inc. (“FAF”), First American Strategy Funds, Inc. (“FASF”), and eight closed-end funds advised by FAF Advisors—American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. — II, American Strategic Income Portfolio Inc. — III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc.

collectively referred to as the First American Closed-End Funds (“FACEF”), Minneapolis, MN (February 2001 to present); President, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present); Chief Investment Officer, FAF Advisors, Minneapolis, MN (August 2007 to present).
     Charles R. Manzoni, Jr., General Counsel, Chief Risk Officer, and Secretary and director on Board of Directors, FAF Advisors, Minneapolis, MN (June 2004 to present).
     Joseph M. Ulrey, III, Chief Financial Officer and Head of Technology and Operations and director on Board of Directors, FAF Advisors, Minneapolis, MN (December 2004 to present).
     Frank L. Wheeler, Head of Distribution, FAF Advisors, Minneapolis, MN (April 2007 to present).
     David H. Lui, Chief Compliance Officer, FAF Advisors, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (February 2005 to present); Chief Compliance Officer, Mount Vernon Securities Lending Trust, Minneapolis, MN (October 2005 to present).
     Cynthia C. DeRuyter, Anti-Money Laundering Officer, FAF Advisors, Minneapolis, MN (since March 2010); Anti-Money Laundering Officer, FAIF, FAF, FASF, FACEF, and Mount Vernon Securities Lending Trust, Minneapolis, MN (since June 2010).
     John P. Kinsella, Senior Vice President and Director of Tax, FAF Advisors, Minneapolis, MN (February 2003 to present).
ITEM 27. PRINCIPAL UNDERWRITERS
     Registrant’s distributor, Quasar Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor for the following investment companies:

Academy Fund Trust
ActivePassive Funds
Akre Funds
Akros Absolute Return Fund
Al Frank Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
American Trust
Appleton Group
Artio Global Funds
Ascentia Funds
Barrett Growth Fund
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Bridges Investment Fund, Inc.
Bright Rock funds
Brown Advisory Funds
Buffalo Funds
CAN SLIM Select Growth Fund
Capital Advisors Funds
Chase Funds
Congress Fund
Cookson Peirce
Counterpoint Select Fund
Country Funds
The Cushing MLP Funds
Davidson Funds
DoubleLine Funds
DSM Capital Funds
Edgar Lomax Value Fund
Empiric Funds, Inc.
Evermore Global Investors Trust
FIMCO Funds
First American Funds, Inc.
First American Investment Funds, Inc.
First American Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fund X Funds
Geneva Advisors Funds
Gerstein Fisher Funds
Glenmede Fund, Inc.
Glenmede Portfolios
Greenspring Fund
Grubb & Ellis
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc
Hennessy Mutual Funds, Inc.
Hodges Fund
Hotchkis and Wiley Funds
Huber Funds
Intrepid Capital Management
Jacob Funds, Inc.
Jensen Funds
Keystone Mutual Funds
Kiewit Investment Fund L.L.L.P.
Kirr Marbach Partners Funds, Inc
LKCM Funds
Mariner Funds
Marketfield Fund
Masters’ Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
Monetta Fund, Inc.
Monetta Trust
Morgan Dempsey Funds
MP63 Fund
Muhlenkamp (Wexford Trust)
Newgate Capital
Nicholas Funds
Niemann Tactical Return Fund
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
Perritt Opportunities Funds
Phocas Financial Funds
PIA Funds
PineBridge Funds
Poplar Forest Partners Fund
Portfolio 21
Primecap Odyssey Funds
Prospector Funds
Purisima Funds
Quaker Investment Trust
Rainier Funds
RBC Funds Trust
Rigel Capital, LLC
Schooner Investment Group
Smead Value Fund
Snow Fund
Stephens Management Co.
Teberg Fund
Thompson Plumb (TIM)
Thunderstorm Mutual Funds
TIFF Investment Program, Inc.
Tygh Capital Management
USA Mutual Funds
Villere Fund
Wall Street Fund
Windopane Advisors, LLC
Winslow Green Mutual Funds
Wisconsin Capital Funds, Inc.
W Y Funds

The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202.

	Position and Offices with	Position and Offices with
Name	Underwriter	Registrant
James R. Schoenike	President, Board Member, General Securities Principal and FINRA Executive Officer	None

Joe D. Redwine	Board Member	None

Robert Kern 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member	None

Eric W. Falkeis 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member	None

Joseph P. Bree 777 East Wisconsin Avenue Milwaukee, WI 53202	Financial Operations Principal	None

Susan L. La Fond	Treasurer	None

John P. Kinsella	Assistant Treasurer	None

Andrew M. Strnad	Secretary	None

Teresa Cowan	Assistant Secretary, General Securities Principal and Chief Compliance Officer	None
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
     All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by FAF Advisors, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.
ITEM 29. MANAGEMENT SERVICES
     Not applicable.
ITEM 30. UNDERTAKINGS
     Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 033-07463 and 811-07687 to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, State of Minnesota, on the 13th day of December, 2010.

FIRST AMERICAN STRATEGY FUNDS, INC.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity indicated and on December 13, 2010.

SIGNATURE	TITLE

/s/ Thomas S. Schreier, Jr. Thomas S. Schreier, Jr.	President

/s/ Charles D. Gariboldi, Jr. Charles D. Gariboldi, Jr.	Treasurer (principal financial/accounting officer)

* Benjamin R. Field, III	Director

* Victoria J. Herget	Director

* Roger A. Gibson	Director

* John P. Kayser	Director

* Leonard W. Kedrowski	Director

* Richard K. Riederer	Director

* Joseph D. Strauss	Director

* Virginia L. Stringer	Director

* James M. Wade	Director

*	Michael W. Kremenak , by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Strategy Funds, Inc. pursuant to the powers of attorney duly executed by such persons.

By:	/s/ Michael W. Kremenak Michael W. Kremenak	Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Name of Exhibit